Accounts receivable, net (Tables)	12 Months Ended
Mar. 31, 2026
Credit Loss, Additional Improvements [Abstract]
Schedule of Accounts Receivable

Accounts receivable, net, consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Accounts receivable	$1,585,891	$1,965,068
Less: allowance for credit losses	(17,776)	(17,072)
Accounts receivable, net	$1,568,115	$1,947,996

Schedule of Changes of Allowance for Credit Losses

Changes of allowance for credit losses are as follows:

	As of March 31, 2026	As of March 31, 2025
Beginning balance	$17,072	$12,640
Addition	722	4,521
Currency translation	(18)	(89)
Ending balance	$17,776	$17,072